Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001617406
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	Park Hotels & Resorts Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37795
Entity Tax Identification Number	36-2058176
Entity Address, Address Line One	1775 Tysons Blvd.
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(571)
Local Phone Number	302-5757
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false